Annual Total Returns (Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares Retail) (Vanguard Mortgage-Backed Securities Index Fund, Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares)
18 Months Ended
Feb. 28, 2013
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Annual Total Return
2012	2.54%
2011	5.88%
2010	5.23%